Land Inventories	12 Months Ended
Dec. 31, 2022
Land Inventories [Abstract]
LAND INVENTORIES

NOTE 4 – LAND INVENTORIES

A.	The following table provides some detailed information about the land Inventories as of December 31, 2022 and 2021:

December 31, 2022

Name of Property	Ownership Percentage in the Property	Profit Participation Percentage (including Promote*)	Status / Stage	Acquisition Date	Purchase Price (USD in thousands)	Capitalized costs (USD in thousands)	Total (USD in thousands)	Debt as of December 31, 2022, net (USD in thousands)
Maple View (see B1 below)	5%	33.4% right to profits	Planning and Permits	12/29/2021	3,529	932	4,461	2,107
Maple Grove (see B2 below)	5%	38.4% right to profits	Planning and Permits	12/8/2021	9,005	1,143	10,148	3,946
Pecan Ranch (see B3 below)	5%	36.8% right to profits	Planning and Permits	12/10/2021	3,701	1,037	4,738	2,640
Maple Heights (see B4 below)	5%	30.7% right to profits	Planning and Permits		1,983	1,113	3,096	1,198
Maple Woods (see B5 below)	5%	36.9% right to profits	Planning and Permits	04/15/2022	4,615	490	5,105	2,928
Maple Reserve (see B6 below)	5%	35.6% right to profits	Planning and Permits	07/06/2022	13,847	865	14,712	10,433
Maple Park (see B7 below)	5%	35.8% right to profits	Planning and Permits	12/12/2022	6,181	191	6,372	3,100
Total					42,861	5,771	48,632	26,352

(*)	The Promote percentage is calculated based on project’s business plan, therefore the actual ultimate percentage may be different from the percentage anticipated in the business plan.

December 31, 2021

Name of Property	Ownership Percentage in the Property	Profit Participation Percentage (including Promote*)	Status / Stage	Acquisition Date	Purchase Price (USD in thousands)	Capitalized costs (USD in thousands)	Total (USD in thousands)	Debt as of December 31, 2021, net (USD in thousands)
Maple View (see B1 below)	5%	33.4% right to profits	Planning and Permits	12/29/2021	3,529	241	3,770	2,107
Maple Grove (see B2 below)	5%	38.4% right to profits	Planning and Permits	12/8/2021	9,005	354	9,359	3,015
Pecan Ranch (see B3 below)	5%	36.8% right to profits	Planning and Permits	12/10/2021	3,701	242	3,943	473
Total					16,235	837	17,072	5,595

(*)	The Promote percentage is calculated based on project’s business plan, therefore the actual ultimate percentage may be different from the percentage anticipated in the business plan.

B.	More details:

1.	Maple View - Alvin, Brazoria County, TX

A land plot of approximately 235.28 acres, intended for the initiation of a Master-Planned Community which is expected to include approximately 800 plots of land for the development of private homes. As is customary in projects of this type, the project will also include the development of infrastructure, roads and public areas. The project is expected to be divided into 6 phases which will include about 130 to 140 plots of land each and which are expected to be spread over a period of 7 years from the date of commencement of work on the land.

2.	Maple Grove - Pattison, Waller Country, TX

A land plot of approximately 257 acres, intended for the initiation of a Master-Planned Community which is expected to include approximately 990 plots of land for the development of private homes. As is customary in projects of this type, the project will also include the development of infrastructure, roads and public areas. The project is expected to be divided into 6 phases which will include about 150 to 180 plots of land each and which are expected to be spread over a period of 7 years from the date of commencement of work on the land.

3.	Pecan Ranch - Bonney, Brazoria County, TX

A 169-acre plot of land, designed to be initiated by the Master-Planned Community, which is expected to include about 500 plots of land for the development of private homes. As is customary in projects of this type, the project will also include the development of infrastructure, roads and public areas. The project is expected to be divided into 4 phases which will include about 120 to 130 plots of land each and which are expected to be spread over a period of 7 years from the date of commencement of work on the land. The land is adjacent to the highway (288) which is a major transportation hub in the area.

4.	Maple Heights - Porter, Montgomery County, Texas

A 212-acre plot of land, designed to be initiated by the Master-Planned Community, which is expected to include about 820 plots of land for the development of private homes.

In March 2021, the company entered into an agreement to sell the entire project in 4 installments, for a total consideration of approximately 21 million dollars. As of the December 31, 2022, the sale of 3 installments including approximately 158.5 acres of the project area has been completed in exchange for approximately $15.5 million of the total sale amount. After the date of the report in January 2023, the fourth phase was completed in exchange for about 5.5 million dollars.

5.	Maple Woods - Hockley, Waller County, Texas

A land plot of approximately 142 acres, intended for the initiation of a Master-Planned Community which is expected to include approximately 450 plots of land for the development of private homes. As is customary in projects of this type, the project will also include the development of infrastructure, roads and public areas. The project is expected to be divided into 3 phases which will include about 150 plots of land each and which are expected to be spread over a period of 4 years from the date of commencement of work on the land.

6.	Maple Reserve - Waller County, Texas

A land plot of approximately 375 acres, intended for the initiation of a Master-Planned Community which is expected to include approximately 1,000 plots of land for the development of private homes. As is customary in projects of this type, the project will also include the development of infrastructure, roads and public areas. The project is expected to be divided into 6 phases which will include about 150 to 180 plots of land each and which are expected to be spread over a period of 7 years from the date of commencement of work on the land.

7.	Maple Park - Brazoria County, Texas

A land plot of approximately 155 acres, intended for the initiation of a Master-Planned Community which is expected to include approximately 425 plots of land for the development of private homes. As is customary in projects of this type, the project will also include the development of infrastructure, roads and public areas. The project is expected to be divided into 4 phases which will include about 110 plots of land each and which are expected to be spread over a period of 5 years from the date of commencement of work on the land.